Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

	2011	2010	2009
Cash paid for interest, net of amounts capitalized	$39,539	$34,034	$28,833

Cash paid for income taxes	$22,320	$25,435	$16,434

Details of business acquisitions:
Fair value of assets	$8,650	$515,767	$1,247
Fair value of liabilities	(6,902)	(228,417)	—

Cash paid	1,748	287,350	1,247
Less cash acquired	—	(11,273)	—

Net cash paid for acquisitions	$1,748	$276,077	$1,247

Details of proceeds from sale of businesses:
Book value of assets	$13,791	$4,236	$5,632
Book value of liabilities	—	81	—
Receivable due from sale	—	(150)	—
Gain on sale of business	8,558	1,083	2,084

Proceeds from sale of businesses	$22,349	$5,250	$7,716

Non-cash investing activity:
Long term payable on vessel construction	$—	$—	$5,000

Capital expenditures included in accounts payable	$23,053	$—	$—

Additional consideration payable on acquisitions	$—	$—	$484

Non-cash financing activity:
Share settlement for employee tax liability	$—	$3,093	$—

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